N-2 - $ / shares		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cover [Abstract]
Entity Central Index Key		0000813623
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Swiss Helvetia Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Note 4—Capital Share Transactions
The Fund is authorized to issue up to 50 million shares of capital stock. Transactions in capital shares were as follows:

	For the Period Ended		For the Year Ended
	June 30, 2023		December 31, 2022
	Shares	Amount	Shares	Amount
Dividends Reinvested	—	$—	—	$—
Repurchased through Stock Repurchase Program (Note 6)	(205,045)	(1,687,598)	(16,504)	(120,928)
Repurchased from Tender Offer (Note 7)	—	—	—	—
Net Increase/(Decrease)	(205,045)	$(1,687,598)	(16,504)	$(120,928)

Document Period End Date		Jun. 30, 2023
Common Shares [Member]
General Description of Registrant [Abstract]
Share Price	$ 8.22	$ 8.22	$ 7.56	$ 9.94	$ 8.94	$ 8.41	$ 6.90
NAV Per Share	$ 9.70	$ 9.70	$ 8.80	$ 11.50	$ 10.45	$ 9.71	$ 7.96
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	50,000,000
Outstanding Security, Not Held [Shares]	12,990,705